Financial Risk Management Objectives and Policies (Tables)	9 Months Ended
Sep. 30, 2026
Financial Risk Management [Abstract]
Disclosure of summary illustrates the fluctuations in the exchange rates applied	The following summary illustrates the fluctuations in the exchange rates applied during the nine months ended September 30, 2026:

	Average rate	Closing rate
CAD	0.7098	0.7048
BRL	0.1943	0.1930